Employee benefit obligations (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Employee Benefits [Abstract]
Schedule of defined benefit plans

€million	2025	2024
Defined pension benefits	18	—
Post-employment medical benefits	23	7
Defined contribution plans	5	7

Total	46	14

Non-current	45	14

Current	1	—

Schedule of amounts recognized in the consolidated income statement
For the legacy Intelsat Staff Retirement Plan (‘SRP‘) and Restoration Plans (‘RP‘), the following two tables show the amounts recognized in the consolidated income statement, the consolidated statement of comprehensive income, and the consolidated statement of financial position:

€million	Present Value of Obligation (SRP & RP)	Fair value of Plan Assets	Total
As at 17 July 2025	265	(251)	14
Current service cost
Past service cost
Interest expense	6		6
Interest (income)		(6)	(6)
Administration expenses

Total amount recognized in profit or loss	6	(6)	—

Remeasurements
Effects of changes in financial assumptions	8	—	8
Experience losses	4	—	4
Return on plan assets (excluding interest income)	(7)	—	(7)

Total amount recognize d in OCI	5	—	5

Schedule of changes in the defined benefit obligation and fair value of plan assets
The changes in the defined benefit obligation and fair value of plan assets were as follows

€million	Present Value of Obligation (SRP & RP)	Fair value of Plan Assets	Total
Defined benefit obligation and fair value of plan assets as at 17 July 2025	265	(251)	14
Benefit payments from the plan	(11)	11	—
Return on plan assets	—	(8)	(8)
Remeasurements -changes in financial assumptions	9	—	9
Experience adjustments	4	—	4
Interest expense	6	—	6
Interest income	—	(6)	(6)
Employer contributions	—	(1)	(1)
Exchange differences	(4)	4	—

Defined benefit obligation and fair value of plan assets as at 31 December 2025	2 69	(251)	18

Schedule of major categories of the defined benefit plan assets for the SRP
The major categories of the defined benefit plan assets for the SRP are as follows:
31 December 2025

€million	Quoted	Unquoted	Total	in%
Equity Securities			61	24%
U.S. Large-Cap 1	30	—	30
World Equity Ex-U.S. 2	26	—	26
U.S. Small/Mid-Cap 3	5	—	5
Fi xed Income Securitie s			17 2	69%
Intermediate Duration Bonds 4	112	—	112
Long Duration Bonds 5	25	—	25
High Yield Bonds 6	9	—	9
U.S. Treasuries 7	26	—	26
Other Securities			17	7%
Hedge Funds 8	—	15	15
Core Property Fund 9	—	2	2
Cash and income earned but not yet received	1		1	0%

Total	234	17	251

1
US
Large-Cap
Equity includes investments in funds that invest primarily in a portfolio of common stocks included in the S&P 500 Index, as well as other equity securities and derivative instruments whose value is derived from the performance of the S&P 500.

2
Net World Equity
Ex-U.S.
includes an investment in a fund that invests primarily in common stocks and other equity securities whose issuers comprise a broad range of capitalizations and that are located outside of the U.S. The fund invests primarily in developed countries but may also invest in emerging markets.

3
U.S. Small/Mid Cap Equity includes investment in a fund that aims to produce investment results that correspond to the performance of the Russell Small Cap Completeness Index. The Fund invests substantially all of its assets in securities of companies that are members of the Russell Small Cap Completeness Index.

4
Intermediate Duration Bonds include an investment in a fund that seeks to provide current income consistent with the preservation of capital through investment in investment-grade U.S. dollar-denominated fixed-income instruments. This primarily includes U.S. and foreign corporate obligations; fixed-income securities issued by sovereigns or agencies in both developed and emerging foreign markets; obligations of supranational entities; debt obligations issued by state, provincial, county, or city governments or other municipalities, as well as those of public utilities, universities and other quasi- governmental entities and securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

5
Long Duration Bonds includes an investment in a fund that invests primarily in (i) U.S. and foreign corporate obligations (ii) fixed income securities issued by sovereigns or agencies in both developed and emerging foreign markets (iii) obligations of supranational entities (iv) debt obligations issued by state, provincial, county, or city governments or other municipalities, as well as those of public utilities, universities and other quasi-governmental entities and (v) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

6
High Yield Bonds includes investment in a fund that seeks to provide total return by investing in riskier, high-yielding fixed income securities. Under normal circumstances, the Fund will invest at least 80% of its net assets in high-yield fixed income securities, primarily in securities rated below investment grade, including corporate bonds and debentures, convertible and preferred securities, zero coupon obligations, and tranches of collateralized debt obligations and collateralized loan obligations.

7	U.S. Treasuries include Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) representing zero coupon Treasury securities with long-term maturities.
8
Hedge Funds includes an investment in a collective trust fund that seeks to provide returns that are different from (less correlated with) investments in more traditional asset classes. The fund will pursue its investment objective by investing substantially all of its assets in various hedge funds. The fund has semi-annual redemptions in June and December with a pre-notification period of 95 days, and a two-year lock-up on all purchases which have expired.

9
The Core Property Fund is a collective trust fund that invests in direct commercial property funds primarily in the U.S. The fund is meant to provide current income-oriented returns, diversification, and modest inflation protection to an overall investment portfolio. Total returns are expected to be somewhere between stocks and bonds, with moderate volatility and low correlation to public markets. The fund has quarterly redemptions with a pre-notification
period of 105 days, and no lockup period.

Schedule of amounts recognized for Intelsat's postretirement benefit plan
The following tables display the amounts recognized for Intelsat’s postretirement benefit plan:

€million
Present Value of Obligation Post-retirement medical plan
As at 17 July 2025	18
Current service cost	—
Interest expense	—
Interest (income)

Total amount recognized in profit or loss	—

Remeasurements
Effects of changes in financial assumptions	0
Experience losses	(1)

Total amount recognized in OCI	(1)

Schedule of change in the defined benefit obligation

€million
Present Value of Obligation Post-retirement medical plan
Defined benefit obligation as at 17 July 2025	18
Benefit payments from the plan	—
Benefit payments from the employer	(1)
Admin expenses paid from plan assets	—
Remeasurements financial assumptions	0
Experience adjustments	(1)
Interest expense	1
Interest income
Employer contributions

Defined benefit obligation at 31 December 2025	17

Schedule of amounts recognized for the legacy SES postretirement benefit plan
The following two tables display the amounts recognized for the legacy SES post-retirement benefit plan:

€million
	2025	2024
Accumulated Projected Benefit Obligation (APBO)	7	6
Benefit payments from the plan	(1)	(1)
Actuarial loss (gain)	—	2
Interest expense	—	—
Interest income	—	—

Accumulated Projected Benefit Obligation (APBO) end of year	6	7

Schedule of significant actuarial assumptions and sensitivity analysis
Significant estimates: actuarial assumptions and sensitivity (Pension and Post-retirement medical plans)

	Staff Retirement Plan	Restoration Plan	Intelsat Postretirement Benefit Plan	SES Postretirement Plan
Significant actuarial assumptions
Weighted-average assumptions to determine defined benefit obligation
Discount rate	5.22%	5.00%	5.06%	4.99%
Duration used to set discount rate (in years)	8.20	6.61	6.99	N/A
Price inflation	2.50%/2.40%	2.50%/2.40%	N/A	N/A
Health care cost trend rates
Immediate trend rate	N/A	N/A	7.02%	8.50%
Ultimate trend rate	N/A	N/A	3.95%	4.00%
Year rate reaches ultimate trend rate	N/A	N/A	2050	2045
Mortality assumption	PRI-2012 (no collar adjustment) and Scale MMP-202 1	PRI-2012 (white collar adjustment) and Scale MMP-2021	PRI-2012 (no collar adjustment) and Scale MMP-2021	PRI-2012
Weighted-average assumptions to determine defined benefit cost
Discount rate	5.48%	5.30%	5.34%	5.07%
Price inflation	2.63%/2.20%	2.63%/2.20%	N/A	N/A
Health care cost trend rates
Immediate trend rate	N/A	N/A	6.64%	N/A
Ultimate trend rate	N/A	N/A	3.94%	N/A
Year rate reaches ultimate trend rate	N/A	N/A	2049	N/A

Sensitivity analysis in €million
Present value of defined benefit obligation
Discount rate – 100 basis points	287	6	18	6
Discount rate + 100 basis points	244	5	16	6
Price inflation rate – 100 basis points	250	5	N/A	N/A
Price inflation rate + 100 basis points	281	6	N/A	N/A
Health care trend rates – 100 basis points	N/A	N/A	16	N/A
Health care trend rates + 100 basis points	N/A	N/A	18	N/A
Mortality assumption – One Year	274	6	18	N/A
Mortality assumption + One Year	254	5	16	N/A

Schedule of information about maturity profile of defined benefit obligation
The table below shows the expected future defined benefit liability and employer contributions:

€million
Years ending 31 December 2025	Pension Benefits	Other post- retirement benefits	SES Other post- retirement benefits	Total
2026	35	2	1	38
2027	25	2	1	27
2028	24	2	1	26
2029	23	1	1	26
2030	22	1	1	25
2031-2035	101	7	1	109

Total	230	15	6	251